Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Description
	U.S. Dollars
Assets
Marketable securities (current assets)	18,816	6,988	11,828	-
Marketable securities (non-current assets	73,576	6,981	66,595	-
Total Assets	92,392	13,969	78,423	-